Provisions and other liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Gains/(losses) on financial assumptions	€ 382	€ (201)	€ 28	[1]
France
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(89)	155	(35)
Gains/(losses) on experience adjustments	149	21	35
Gains/(losses) on demographic assumptions	0	(7)	0
Gains/(losses) on financial assumptions	(238)	141	(70)
Germany
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	5	13	33
Gains/(losses) on experience adjustments	331	(154)	159
Gains/(losses) on demographic assumptions	0	(67)	0
Gains/(losses) on financial assumptions	(326)	234	(126)
USA
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(148)	38	(77)
Gains/(losses) on experience adjustments	210	(131)	76
Gains/(losses) on demographic assumptions	0	7	20
Gains/(losses) on financial assumptions	(358)	162	(173)
UK
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(133)	(7)	48
Gains/(losses) on experience adjustments	242	(118)	114
Gains/(losses) on demographic assumptions	63	(144)	53
Gains/(losses) on financial assumptions	€ (438)	€ 255	€ (119)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).